Stockholders' Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Number Outstanding	257,500	19,555,000	185,000
Weighted Average Remaining Contractual Life (Years)	8 years 6 months 29 days
Weighted Average Exercise Price	$ 0.82
Number Exercisable	160,000	357,500
Weighted Average Remaining Contractual Life (Years)	8 years 2 months 19 days
Weighted Average Exercise Price	0.82
$0.50 to $1.00 [Member]
Number Outstanding	130,000
Weighted Average Remaining Contractual Life (Years)	8 years 26 days
Weighted Average Exercise Price	$ 0.74
Number Exercisable	130,000
Weighted Average Remaining Contractual Life (Years)	8 years 26 days
Weighted Average Exercise Price	0.74
$1.01 to $1.50 [Member]
Number Outstanding	127,500
Weighted Average Remaining Contractual Life (Years)	9 years 1 month 6 days
Weighted Average Exercise Price	$ 1.35
Number Exercisable	30,000
Weighted Average Remaining Contractual Life (Years)	8 years 10 months 6 days
Weighted Average Exercise Price	1.17